Item 1. Schedule of Investments


 T. Rowe Price Dividend Growth Fund
 (Unaudited) September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares        Value
 (Cost and value in $ 000s)


 COMMON STOCKS  99.2%
 CONSUMER DISCRETIONARY  14.4%
 Hotels, Restaurants & Leisure  1.1%
 Carnival                                              165,000       7,803

                                                                     7,803

 Household Durables  0.6%
 Newell Rubbermaid                                     200,000       4,008

                                                                     4,008

 Leisure Equipment & Products  0.5%
 Mattel                                                200,000       3,626

                                                                     3,626

 Media  7.4%
 Clear Channel Communications                          135,000       4,208

 Disney                                                235,000       5,299

 EchoStar Communications, Class A *                    135,000       4,201

 McGraw-Hill                                           82,500        6,575

 Meredith                                              85,000        4,367

 New York Times, Class A                               170,000       6,647

 Omnicom                                               80,000        5,845

 Time Warner *                                         300,000       4,842

 Viacom, Class B                                       260,000       8,726

                                                                     50,710

 Multiline Retail  2.7%
 Family Dollar Stores                                  270,000       7,317

 Target                                                250,000       11,312

                                                                     18,629

 Specialty Retail  2.1%
 Home Depot                                            235,000       9,212

 Ross Stores                                           205,000       4,805

                                                                     14,017

 Total Consumer Discretionary                                        98,793

 CONSUMER STAPLES  7.8%
 Beverages  1.0%
 PepsiCo                                               135,000       6,568

                                                                     6,568

 Food & Staples Retailing  2.2%
 Sysco                                                 130,000       3,889

 Wal-Mart                                              85,000        4,522

 Walgreen                                              195,000       6,987

                                                                     15,398

 Food Products  2.3%
 General Mills                                         150,000       6,735

 McCormick                                             175,000       6,010

 Unilever N.V. (GBP)                                   360,000       2,930

                                                                     15,675

 Household Products  0.3%
 Colgate-Palmolive                                     50,000        2,259

                                                                     2,259

 Personal Products  0.8%
 Estee Lauder, Class A                                 125,000       5,225

                                                                     5,225

 Tobacco  1.2%
 Altria Group                                          175,000       8,232

                                                                     8,232

 Total Consumer Staples                                              53,357

 ENERGY  8.7%
 Energy Equipment & Services  2.4%
 Baker Hughes                                          170,000       7,433

 Diamond Offshore Drilling                             275,000       9,072

                                                                     16,505

 Oil & Gas  6.3%
 Amerada Hess                                          45,000        4,005

 BP ADR                                                140,000       8,054

 ChevronTexaco                                         150,000       8,046

 ExxonMobil                                            325,000       15,707

 Total ADR                                             70,000        7,152

                                                                     42,964

 Total Energy                                                        59,469

 FINANCIALS  24.0%
 Capital Markets  4.8%
 Bank of New York                                      155,000       4,521

 Mellon Financial                                      245,000       6,784

 Morgan Stanley                                        100,000       4,930

 State Street                                          215,000       9,183

 Waddell & Reed Financial, Class A                     350,000       7,700

                                                                     33,118

 Commercial Banks  3.0%
 Fifth Third Bancorp                                   30,000        1,477

 U.S. Bancorp                                          380,000       10,982

 Wells Fargo                                           135,000       8,050

                                                                     20,509

 Consumer Finance  1.6%
 American Express                                      150,000       7,719

 SLM Corporation                                       80,000        3,568

                                                                     11,287

 Diversified Financial Services  3.2%
 Citigroup                                             400,000       17,648

 Principal Financial Group                             125,000       4,496

                                                                     22,144

 Insurance  6.0%
 American International Group                          125,000       8,499

 Genworth Financial, Class A *                         100,000       2,330

 Hartford Financial Services                           60,000        3,716

 Marsh & McLennan                                      160,000       7,321

 Prudential                                            50,000        2,352

 St. Paul Companies                                    235,000       7,769

 XL Capital                                            125,000       9,249

                                                                     41,236

 Real Estate  3.0%
 Archstone-Smith Trust, REIT                           165,000       5,221

 Cousins Properties, REIT                              140,000       4,803

 Duke Realty, REIT                                     100,000       3,320

 Vornado Realty Trust, REIT                            110,000       6,895

                                                                     20,239

 Thrifts & Mortgage Finance  2.4%
 Fannie Mae                                            100,000       6,340

 Freddie Mac                                           95,000        6,198

 Radian                                                80,000        3,698

                                                                     16,236

 Total Financials                                                    164,769

 HEALTH CARE  9.0%
 Biotechnology  0.5%
 MedImmune *                                           150,000       3,555

                                                                     3,555

 Health Care Equipment & Supplies  1.4%
 Dentsply International                                100,000       5,194

 Medtronic                                             85,000        4,412

                                                                     9,606

 Health Care Providers & Services  0.7%
 HCA                                                   115,000       4,387

                                                                     4,387

 Pharmaceuticals  6.4%
 Abbott Laboratories                                   110,000       4,660

 Bristol-Myers Squibb                                  155,000       3,669

 Eli Lilly                                             45,000        2,702

 Johnson & Johnson                                     135,000       7,604

 Pfizer                                                560,000       17,136

 Wyeth                                                 220,000       8,228

                                                                     43,999

 Total Health Care                                                   61,547

 INDUSTRIALS & BUSINESS SERVICES  15.0%
 Aerospace & Defense  3.5%
 General Dynamics                                      40,000        4,084

 Honeywell International                               150,000       5,379

 Lockheed Martin                                       150,000       8,367

 Rockwell Collins                                      175,000       6,499

                                                                     24,329

 Air Freight & Logistics  1.8%
 C.H. Robinson Worldwide                               40,000        1,855

 Expeditors International of Washington                57,500        2,973

 UPS, Class B                                          102,500       7,782

                                                                     12,610

 Building Products  1.1%
 Masco                                                 215,000       7,424

                                                                     7,424

 Commercial Services & Supplies  1.7%
 ARAMARK, Class B                                      150,000       3,621

 Waste Management                                      300,000       8,202

                                                                     11,823

 Industrial Conglomerates  4.5%
 GE                                                    430,000       14,439

 Roper Industries                                      125,000       7,183

 Tyco International                                    300,000       9,198

                                                                     30,820

 Machinery  1.3%
 Danaher                                               95,000        4,872

 Pall                                                  150,000       3,672

                                                                     8,544

 Road & Rail  1.1%
 Union Pacific                                         125,000       7,325

                                                                     7,325

 Total Industrials & Business Services                               102,875

 INFORMATION TECHNOLOGY  10.9%
 Communications Equipment  0.5%
 Cisco Systems *                                       180,000       3,258

                                                                     3,258

 Computers & Peripherals  1.9%
 Dell *                                                130,000       4,628

 Diebold                                               105,000       4,904

 Hewlett-Packard                                       200,000       3,750

                                                                     13,282

 Electronic Equipment & Instruments  1.1%
 Jabil Circuit *                                       100,000       2,300

 Molex, Class A                                        200,000       5,262

                                                                     7,562

 IT Services  3.2%
 Automatic Data Processing                             100,000       4,132

 Certegy                                               175,000       6,511

 First Data                                            170,000       7,395

 Paychex                                               125,000       3,769

                                                                     21,807

 Semiconductor & Semiconductor Equipment  1.9%
 Intersil Holding, Class A                             225,000       3,584

 Linear Technology                                     120,000       4,349

 Texas Instruments                                     210,000       4,469

 Xilinx                                                25,000        675

                                                                     13,077

 Software  2.3%
 Adobe Systems                                         25,000        1,237

 Jack Henry & Associates                               175,000       3,285

 Microsoft                                             410,000       11,336

                                                                     15,858

 Total Information Technology                                        74,844

 MATERIALS  2.7%
 Chemicals  1.8%
 Dow Chemical                                          110,000       4,970

 Potash Corp./Saskatchewan                             120,000       7,700

                                                                     12,670

 Metals & Mining  0.9%
 Nucor                                                 67,500        6,168

                                                                     6,168

 Total Materials                                                     18,838

 TELECOMMUNICATION SERVICES  5.4%
 Diversified Telecommunication Services  3.6%
 Alltel                                                105,000       5,766

 SBC Communications                                    135,000       3,503

 Sprint                                                350,000       7,046

 Verizon Communications                                225,000       8,860

                                                                     25,175

 Wireless Telecommunication Services  1.8%
 Vodafone ADR                                          510,000       12,296

                                                                     12,296

 Total Telecommunication Services                                    37,471

 UTILITIES  1.3%
 Electric Utilities  0.5%
 Pinnacle West Capital                                 90,000        3,735

                                                                     3,735

 Gas Utilities  0.8%
 NiSource                                              250,000       5,252

                                                                     5,252

 Total Utilities                                                     8,987

 Total Common Stocks (Cost  $526,361)                                680,950

 SHORT-TERM INVESTMENTS  1.9%
 Money Market Fund  1.9%
 T. Rowe Price Reserve Investment Fund, 1.68% #        13,252,407    13,252

 Total Short-Term Investments (Cost  $13,252)                        13,252

 Total Investments in Securities
 101.1% of Net Assets (Cost $539,613)                  $             694,202

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts
 GBP  British pound
 REIT Real Estate Investment Trust



The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Dividend Growth Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $539,613,000. Net unrealized gain aggregated $154,589,000 at period-end, of which $173,312,000 related to appreciated investments and $18,723,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS


The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.





Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004